SEGALL BRYANT & HAMILL SELECT EQUITY ETF

STATEMENT OF INVESTMENTS

March 31, 2026 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Communication Services - 7.5%
Media & Entertainment - 7.5%
Alphabet, Inc. - Class C	78,480	$22,512,773

Consumer Discretionary - 9.6%
Consumer Discretionary Distribution & Retail - 9.6%
Amazon.com, Inc. (a)	84,386	17,575,072
O'Reilly Automotive, Inc. (a)	123,576	11,407,301
		28,982,373
Energy - 8.8%
Energy - 8.8%
Chevron Corp.	59,482	12,306,826
Suncor Energy, Inc. (Canada)	216,877	14,337,738
		26,644,564
Financials - 17.4%
Banks - 4.3%
JPMorgan Chase & Co.	44,286	13,027,170

Financial Services - 4.4%
Visa, Inc. - Class A	43,356	13,103,917

Insurance - 8.7%
Globe Life, Inc.	92,248	12,838,154
Reinsurance Group of America, Inc.	65,474	13,367,172
		26,205,326
Health Care - 4.9%
Health Care Equipment & Services - 4.9%
McKesson Corp.	16,948	14,666,121

Industrials - 15.8%
Capital Goods - 15.8%
ATI, Inc. (a)	142,294	20,698,085
Quanta Services, Inc.	26,839	14,735,148
RTX Corp.	62,512	12,058,565
		47,491,798

SEGALL BRYANT & HAMILL SELECT EQUITY ETF

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Information Technology - 34.4%
Semiconductors & Semiconductor Equipment - 11.9%
Monolithic Power Systems, Inc.	12,815	$14,011,281
NVIDIA Corp.	124,623	21,734,251
		35,745,532
Software & Services - 10.4%
Microsoft Corp.	52,746	19,524,987
Palo Alto Networks, Inc. (a)	74,228	11,900,233
		31,425,220
Technology Hardware & Equipment - 12.1%
Apple, Inc.	50,129	12,722,239
Arista Networks, Inc. (a)	94,828	11,642,982
Motorola Solutions, Inc.	28,254	12,261,388
		36,626,609

Investments at Value - 98.4% (Cost $289,332,251)		$296,431,403

Other Assets in Excess of Liabilities - 1.6%		4,888,894

Net Assets - 100.0%		$301,320,297

(a)	Non-income producing security.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of Segall Bryant & Hamill, LLC (the “Adviser”), the adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.  Industries are shown as a percentage of net assets.